DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	Floating rate debt	Fixed rate debt	Sellers credit	Total
Balance at December 31, 2013	95,000	—	—	95,000
Loan repayments	(1,500)	—	—	(1,500)
Loan draw downs	270,000	—	—	270,000
Balance at December 31, 2014	363,500	—	—	363,500
Debt assumed as a result of the Merger	426,602	161,200	4,511	592,313
Loan repayments	(244,338)	—	—	(244,338)
Loan draw downs	215,975	—	—	215,975
Amortization of purchase price adjustment	—	6,615	228	6,843
Balance at December 31, 2015	761,739	167,815	4,739	934,293

Schedule of Maturities of Long-term Debt
The outstanding debt as of December 31, 2015 is repayable as follows:

(in thousands of $)
2016	20,380
2017	—
2018	82,230
2019	476,872
2020	364,451
Thereafter	22,545
966,478
Amortization of purchase price adjustment	(32,185)
934,293

Schedule of Long-term Debt Instruments [Table Text Block]

(in thousands of $)	2015	2014
$33.93 million term loan	28,841	—
$82.5 million term loan	47,597	—
$175.0 million term loan	—	125,000
$284.0 million term loan	262,541	—
$420.0 million term loan	395,875	238,500
$425.0 million term loan	26,885	—
Total U.S. dollar denominated floating rate debt	761,739	363,500
U.S. dollar denominated fixed rate debt	167,815	—
Sellers credit	4,739	—
Total debt	934,293	363,500
Less: current portion	(20,380)	(19,812)
	913,913	343,688